Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cultivation Segment [Member]
Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets	$ 35,060,640		$ 37,392,401
Reportable segment liabilities	7,375,430		6,961,243	$ 3,020,730	$ 9,305,736
Revenues from external customers	1,268,702	$ 57,516	2,517,904
Intersegment revenues
Other income (expense)		12,760,356
Other income	107,110
Finance income				26,659	10,187	399
Finance expense	(175,616)	(23,177)
Depreciation & amortization	2,045,307	1,511,138		308,544	248,743	198,824
Discontinued operations		(3,747,034)		(5,331,600)	(2,298,310)	(1,394,611)
Reportable segment income (loss)	(3,223,676)	(5,744,346)
Distribution Segment [Member]
Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets	706,704		819,376
Reportable segment liabilities	1,214,129		1,146,980	323,129	1,024
Revenues from external customers	128,741	15,580	101,778	41,431	2,062
Intersegment revenues
Other income (expense)		(6,600)
Other income	8,974			55
Finance income	20	747		90	1	2
Finance expense	(8,033)	(52)
Depreciation & amortization	1,898			478
Discontinued operations				(1,775,923)	(2,261)	(30)
Reportable segment income (loss)	(337,238)	(6,867,849)
Corporate Segment [Member]
Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets	740,212		785,000
Reportable segment liabilities	6,268,954		3,988,393	6,899,644
Revenues from external customers
Intersegment revenues
Other income (expense)		(646,494)
Other income	51,659
Finance income
Finance expense	(40,809)	(13,377)
Depreciation & amortization	102,840
Discontinued operations				(1,019,823)
Reportable segment income (loss)	(2,316,968)	(1,470,241)
Reportable segments [member]
Segmented Information (Details) - Schedule of Information about the Assets, Liabilities and Profit or Loss From Each Segment [Line Items]
Reportable segment assets	36,507,556		38,996,777
Reportable segment liabilities	14,858,513		12,096,616	10,243,144	9,306,760
Revenues from external customers	1,397,443	73,096	$ 2,619,682	41,431	2,062
Intersegment revenues
Other income (expense)		12,107,262
Other income	167,743			55
Finance income	20	747		26,749	10,188	401
Finance expense	(224,458)	(36,606)
Depreciation & amortization	2,150,045	1,511,138		309,022	248,743	198,824
Discontinued operations		(3,747,034)		$ (8,127,347)	$ (2,300,571)	$ (1,394,641)
Reportable segment income (loss)	$ (5,877,882)	$ (2,593,744)